RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Previous Owners Of Edge View [Member]
Related Party Transaction [Line Items]
Due from related party	$ 4,979	$ 4,979
Chairman [Member]
Related Party Transaction [Line Items]
Short-Term Debt	$ 120,997	$ 123,192